Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Magellan Fund
Entity Central Index Key	0000061397
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Magellan K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® K6 Fund
Class Name	Fidelity® Magellan® K6 Fund
Trading Symbol	FMKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® K6 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® K6 Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 316,096,186
Holdings Count | shares	60
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$316,096,186
Number of Holdings	60
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.8 Industrials 18.0 Health Care 12.2 Financials 10.6 Consumer Discretionary 9.4 Communication Services 8.6 Materials 5.0 Consumer Staples 1.9 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 97.8 Canada 1.2 Denmark 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.8 NVIDIA Corp 7.2 Amazon.com Inc 4.6 Meta Platforms Inc Class A 3.9 Alphabet Inc Class A 3.1 Broadcom Inc 3.0 Eli Lilly & Co 2.5 UnitedHealth Group Inc 2.3 Mastercard Inc Class A 2.1 Visa Inc Class A 2.0 38.5
Fidelity Magellan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity® Magellan® Fund
Trading Symbol	FMAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® Fund	$ 30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Net Assets	$ 36,278,252,982
Holdings Count | shares	63
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$36,278,252,982
Number of Holdings	63
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.8 Industrials 17.9 Health Care 12.2 Financials 10.6 Consumer Discretionary 9.4 Communication Services 8.6 Materials 5.0 Consumer Staples 1.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 97.8 Canada 1.2 Denmark 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.8 NVIDIA Corp 7.2 Amazon.com Inc 4.6 Meta Platforms Inc Class A 3.9 Alphabet Inc Class A 3.1 Broadcom Inc 3.0 Eli Lilly & Co 2.5 UnitedHealth Group Inc 2.3 Mastercard Inc Class A 2.1 Visa Inc Class A 2.0 38.5
Fidelity Magellan Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity® Magellan® Fund Class K
Trading Symbol	FMGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 36,278,252,982
Holdings Count | shares	63
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$36,278,252,982
Number of Holdings	63
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.8 Industrials 17.9 Health Care 12.2 Financials 10.6 Consumer Discretionary 9.4 Communication Services 8.6 Materials 5.0 Consumer Staples 1.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 97.8 Canada 1.2 Denmark 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.8 NVIDIA Corp 7.2 Amazon.com Inc 4.6 Meta Platforms Inc Class A 3.9 Alphabet Inc Class A 3.1 Broadcom Inc 3.0 Eli Lilly & Co 2.5 UnitedHealth Group Inc 2.3 Mastercard Inc Class A 2.1 Visa Inc Class A 2.0 38.5